SHAREHOLDERS'/ MEMBERS' EQUITY - Summary of Company's Certificate of Incorporation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001	$ 0.00001
Votes	1
Economic Rights	Yes
Common Class B [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001	0.00001
Votes	None
Economic Rights	Yes
Common Class C [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001	0.00001
Votes	None
Economic Rights	Yes
Common Class X [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001	0.00001
Votes	1
Economic Rights	None
Common Class Y [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001	$ 0.00001
Votes	20
Economic Rights	None